Share-Based Payments - Disclosure of Details of Breakdown of the Closing Balance BSAX (Detail) - BSAX [member]	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	1,036
Exercisable	1,036